MFS(R) VARIABLE INSURANCE TRUST

                           MFS(R) TOTAL RETURN SERIES

                      MFS(R) INVESTORS GROWTH STOCK SERIES

                          MFS(R) MID CAP GROWTH SERIES

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-heading entitled "Other Accounts", under Appendix D entitled "Portfolio Manager(s)" for MFS Total Return Series, MFS Investors Growth Stock Series, and MFS Mid Cap Growth Series is hereby restated as follows:

Other Accounts. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of December 31, 2008 were as follows:

----------------- ---------------- ---------------------------------- ---------------------------------- ---------------------------
                                    Registered Investment Companies   Other Pooled Investment Vehicles           Other Accounts
----------------- ---------------- ---------------------------------- ---------------------------------- ---------------------------
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
      Fund           Portfolio         Number        Total Assets*      Number of       Total Assets       Number of   Total Assets
                      Manager       of Accounts*                        Accounts                           Accounts
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
MFS Total         Nevin P.               20          $25.3 billion          4           $1.5 billion          27       $6.3 billion
Return Series     Chitkara
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
                  William P.             7           $13.5 billion          0               N/A                0            N/A
                  Douglas
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
                  Steven R.
                  Gorham                 20          $25.3 billion          4           $1.5 billion          27       $6.4 billion
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
                  Richard O.
                  Hawkins                11          $15.4 billion          0               N/A                1       $36.4 million
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
                  Joshua P.
                  Marston                4           $10.6 billion          0               N/A               19       $3.8 billion
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
                  Michael W.
                  Roberge                10          $15.8 billion          1          $82.7 million           3       $29.0 million
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
                  Brooks A.              13          $14.6 billion          0               N/A                0            N/A
                  Taylor
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
MFS Investors     Jeffrey C.             13          $3.6 billion           2          $175.0 million          3      $238.1 million
Growth Stock
Series            Constantino
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
MFS Mid Cap       Eric B.                11          $3.1 billion           1          $128.2 million          1         $710,254
Growth Series     Fischman
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------
                  David C.               3          $745.7 million          1          $128.2 million          0            N/A
                  DeGroff
----------------- ---------------- --------------- ------------------ -------------- ------------------- -------------- ------------

----------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                The date of this Supplement is February 1, 2009.